Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Xing Group [Member]
Line of Credit

Note 5 – Line of Credit

In 2011, the Companies entered into two revolving lines of credit with a financial institution. The lines of credits bore interest at the Prime Rate, but no less than 4% per annum (4% at June 30, 2016 and December 31, 2015). The lines of credit matured on June 15, 2016 and were guaranteed by a member of the Companies. The lines of credit were paid in full during 2016.

Note 5 – Line of Credit

In 2011, the Companies entered into two revolving lines of credit with a financial institution. The lines of credit bear interest at the Prime Rate, but no less than 4% per annum (4% at December 31, 2015 and 2014). The lines of credit mature on June 15, 2016 and are guaranteed by a member of the Companies. The lines of credit were paid in full during 2016.